Deferred revenues and contract liabilities (Tables)	6 Months Ended
Jun. 30, 2020
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Details of Deferred Revenues and Contract Liabilities

	As of December 31, 2019	As of June 30, 2020
	$ in thousands
Deferred revenues and contract liabilities	20,033	484
Others	—	(1)

Total Deferred revenue and contract liabilities	20,033	483